UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas   May 14, 2013

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total:  $43,358 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE

BLOOMIN BRANDS INC.           EQUITY            094235108   1945  108900      SH       SOLE                 108900      0     0
CUTERA INC.                   EQUITY            232109108   1130  86931       SH       SOLE                 86931       0     0
ENDEAVOR INTERNATIONAL        EQUITY            29259G200   440   149250      SH       SOLE                 149250      0     0
ENERGY PARTNERS LTD.          EQUITY            26883D108   4414  164634      SH       SOLE                 164634      0     0
FRANCESCA'S HOLDING CORP      EQUITY            351793104   2213  77043       SH       SOLE                 77043       0     0
GREEN DOT CORP.               EQUITY            39304D102   2381  142495      SH       SOLE                 142495      0     0
GULFPORT ENERGY CORP          EQUITY            402635304   3208  70000       SH       SOLE                 70000       0     0
GUIDANCE SOFTWARE INC.        EQUITY            401692108   398   36700       SH       SOLE                 36700       0     0
LEUCADIA NATIONAL CORP        EQUITY            527288104   1920  70000       SH       SOLE                 70000       0     0
NAVISTAR INTERNATIONAL CORP   EQUITY            63934E108   1158  33500       SH       SOLE                 33500       0     0
NETSPEND HOLDINGS             EQUITY            64118V106   4362  274498      SH       SOLE                 274498      0     0
ORION MARINE GROUP INC.       EQUITY            68628V308   1982  199400      SH       SOLE                 199400      0     0
THE PANTRY INC.               EQUITY            698657103   2043  163859      SH       SOLE                 163859      0     0
PRIMORIS SERVICES CORP        EQUITY            74164F103   2715  122800      SH       SOLE                 122800      0     0
RUSH ENTERPRISES INC          EQUITY            781846209   2156  89398       SH       SOLE                 89398       0     0
SAFEGUARD SCIENTIFICS INC     EQUITY            786449207   2979  188514      SH       SOLE                 188514      0     0
STEVE MADDEN LTD.             EQUITY            556269108   2378  55000       SH       SOLE                 55000       0     0
SUNOPTA INC                   EQUITY            8676EP108   2886  400831      SH       SOLE                 400831      0     0
TRANSATLANTIC PETROLEUM LTD   EQUITY            G89982105   699   702200      SH       SOLE                 702200      0     0
VIEWPOINT FINANCIAL GROUP     EQUITY            92672A101   1951  97000       SH       SOLE                 97000       0     0
    Page Column Totals                                      43358